TrueShares Structured Outcome (September) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 13.5%(a)(b)	Notional Amount	Contracts	Value
Call Options - 13.5%			$–
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $450.35	$14,802,881	283	$2,413,198
TOTAL PURCHASED OPTIONS (Cost $1,122,675)			$2,413,198

SHORT-TERM INVESTMENTS - 86.9%
Money Market Funds - 0.1%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		21,860	21,860
U.S. Treasury Bills - 86.8%		Par
5.30%, 08/08/2024(d)		$15,791,000	15,501,358
TOTAL SHORT-TERM INVESTMENTS (Cost $15,524,631)			15,523,218

TOTAL INVESTMENTS - 100.4% (Cost $16,647,306)			$17,936,416
Liabilities in Excess of Other Assets - (0.4)%			(69,162)
TOTAL NET ASSETS - 100.0%			$17,867,254

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (September) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $405.32	$20,399,730	390	$60,068
TOTAL OPTIONS WRITTEN (Premiums received $443,407)			$60,068

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (September) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$2,413,198	$–	$2,413,198
Money Market Funds	21,860	–	–	21,860
U.S. Treasury Bills	–	15,501,358	–	15,501,358
Total Assets	$21,860	$17,914,556	$–	$17,936,416

Liabilities:
Options Written	$–	$60,068	$–	$60,068
Total Liabilities	$–	$60,068	$–	$60,068

Refer to the Schedule of Investments for industry classifications.